INCOME TAXES (Details Narrative) - Maius Pharmaceutical Co. Ltd [Member] - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Income tax rate	0.00%	0.00%	0.00%	0.00%
Standard income tax rate	25.00%	25.00%	25.00%	25.00%
Unrecognized tax	$ 0		$ 0
HONG KONG
Income tax description	The profits tax rate for the first HKD 2 million ($256,000) of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million of the assessable profit for the years ended March 31, 2025 and 2024.		The profits tax rate for the first HKD 2 million of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million ($256,000) of the assessable profit for the years ended September 30, 2024 and 2023.
Tax losses	$ 21,850		$ 22,364
CHINA
Tax losses	$ 8,478,622		$ 8,091,503
Income tax rate	25.00%		25.00%